Operations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cosan S.A. [member] | Capital Reserve [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held in subsidiary	66.74%
Cosan Logistica S.A. [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held in subsidiary	0.10%	0.10%
Cosan Logistica S.A. [member] | Capital Reserve [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held in subsidiary	73.48%